TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS	12 Months Ended
Dec. 31, 2025
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

NOTE 19 — TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

The Company and its subsidiaries are party in judicial and administrative proceedings involving tax, civil and labor matters. Based on the opinion of its legal advisors, Management believes that the provisions recorded for these judicial and administrative proceedings is sufficient to cover probable and reasonably estimable losses from unfavorable court decisions and that the final decisions will not have significant effects on the financial position, operational results and liquidity of the Company and its subsidiaries.

For claims whose expected loss is considered probable, the provisions have been recorded considering the judgment of the Management of the Company with the assistance of its legal advisors and the provisions are considered enough to cover expected probable losses. The provisions balances are as follows:

I) Provisions

	2025	2024
a) Tax provisions	1,928,918	1,925,237
b) Labor provisions	326,315	369,041
c) Civil provisions	37,179	34,571
	2,292,412	2,328,849

a) Tax Provisions

Tax provisions refer mainly to discussions related to ICMS, IPI, Income tax and social contribution, social security contributions, offsetting of PIS and COFINS credits and incidence of PIS and COFINS on other revenues.

b) Labor Provisions

The Company is party to a group of individual and collective labor and/or administrative lawsuits involving various labor amounts and the provision arises from unfavorable decisions and/or the probability of loss in the ordinary course of proceedings with the expectation of outflow of financial resources by the Company.

c) Civil Provisions

The Company is party to a group of civil, arbitration and/or administrative lawsuits involving various claims and the provision arises from unfavorable decisions and/or probable losses in the ordinary course of proceedings with the expectation of outflow of financial resources for the Company.

The changes in the tax, civil and labor provisions are shown below:

	2025	2024	2023
Balance at the beginning of the year	2,328,849	2,185,825	2,026,003
(+) Additions	165,196	223,883	208,219
(+) Interests	137,637	153,413	157,227
(-) Payments and reversal of accrued amounts	(343,266)	(234,698)	(205,202)
(+) Acquisition of company (Note 3.4)	3,969	—	—
(+/-) Foreign exchange effect on provisions in foreign currency	27	426	(422)
Balance at the end of the year	2,292,412	2,328,849	2,185,825

II) Contingent liabilities for which provisions were not recorded as of December 31, 2025

Considering the opinion of legal advisors and management’s assessment, contingencies listed below have the probability of loss considered as possible (but not likely) and due to this classification, accruals have not been made in accordance with IFRS.

a) Tax contingencies

a.1) The Company and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A. have lawsuits related to the ICMS (state VAT) which are mostly related to credit rights and rate differences, whose demands totaled R$ 999,844 (R$ 625,877 as of December 31, 2024).

a.2) The Company and certain of its subsidiaries in Brazil are parties to claims related to: (i) Imposto sobre Produtos Industrializados - IPI, substantially related to IPI credit on inputs, whose demands total the updated amount of R$ 571,299 (R$ 501,588 as of December 31, 2024); and (ii) social security contributions in the total of R$ 172,301 (R$ 159,220 as of December 31, 2024).

a.3) The Company and its subsidiaries in Brazil are parties to claims related to (i) PIS and COFINS, substantially related to disallowance of credits on inputs totaling R$ 2,126,191 (R$ 2,137,038 as of December 31, 2024); and (ii) other taxes, whose updated total amount is currently R$ 854,422 (R$ 772,337 as of December 31, 2024).

a.4) The Company and its subsidiary Gerdau Aços Longos S.A. are parties to administrative proceedings related to Withholding Income Tax, levied on interest remitted abroad, linked to export financing formalized through “Prepayment of Exports Agreements” (PPE) or “Advance Export Receipt” (RAE), in the updated amount of R$ 1,643,601 (R$ 1,708,269 as of December 31, 2024), of which: (i) R$ 759,834 (R$ 880,730 as of December 31, 2024) correspond to four lawsuits of the subsidiary Gerdau Aços Longos S.A. that are processed in the administrative sphere where, currently, one lawsuit is at the first instance of the Administrative Board of Tax Appeals (CARF) awaiting the judgment of the Voluntary Appeals filed by the Company, three lawsuits await the judgment of the declaratory appeals filed against the judgments that, by a casting vote, denied the Voluntary Appeals filed by the Company, and one lawsuit that is in the Superior Chamber of Tax Appeals (CSRF) of CARF, for judgment of the Special Appeal filed by the Company; and (ii) R$ 883,767 (R$ 827,539 as of December 31, 2024) correspond to three lawsuits involving Gerdau S.A., two of which had their discussion concluded in the administrative sphere, with the Company having started preparations for the discussion of the assessments before the Judiciary, and one lawsuit whose Voluntary Appeal filed by the Company was granted in the Administrative Board of Tax Appeals (CARF) to declare the partial nullity of the appealed decision and order the holding of a new trial within the scope of the for analysis of the subsidiary request not considered in the court of origin.

a.5) Gerdau S.A. is a party in administrative proceedings relating to the disallowance of the deductibility of goodwill generated under Articles 7 and 8 of Law No. 9,532/97, from the tax base of Corporate Income Tax - IRPJ and Social Contribution on Net Profit – CSLL, resulting from corporate restructuring in 2010. The total updated value of the assessments amounts to R$ 628,534 (R$ 582,795 as of December 31, 2024), of which: (i) R$ 34,406 (R$ 31,818 as of December 31, 2024) corresponds to a proceeding in which the judgment that had resolved the merits favorably to the Public Treasury prevailed by the tie-breaking vote, and a new decision was issued recognizing the extinction of the assessed tax credit (composed exclusively of isolated fines) in relation to (i) R$ 289,734 (R$ 269,586 as of December 31, 2024) corresponds to a case pending judgment on the appeal filed by the Company, as provided for in Law No. 14,689/2023; (ii) R$ 289,734 (R$ 269,586 as of December 31, 2024) corresponds to a case pending judgment on the appeal filed by the Company and other issues not addressed in the voluntary appeal filed by the Company, as determined by the Superior Chamber of Tax Appeals (CSRF) when it partially granted, by a casting vote, the Special Appeal filed by the National Treasury Attorney’s Office; (iii) R$ 94,941 (R$ 88,229 as of December 31, 2024) corresponds to a case pending judgment on the appeal filed by the Company and other issues not addressed in the voluntary appeal filed by the Company, as determined by the Superior Chamber of Tax Appeals (CSRF) when it partially granted, by a casting vote, the Special Appeal filed by the National Treasury Attorney’s Office; and (iv) R$ 209,453 (R$ 193,162 as of December 31, 2024) corresponds to a case in which we had partial admissibility of our Special Appeal filed by the subsidiary Gerdau S.A., against a decision that, by the casting vote, denied the Voluntary Appeal, and an Appeal was filed in relation to the part that was not admitted.

a.6) Gerdau S.A. (as successor to Gerdau Aços Especiais S.A.) and its subsidiary Gerdau Internacional Empreendimentos Ltda. – Grupo Gerdau are parties to legal proceedings relating to Corporate Income Tax - IRPJ and Social Contribution on Net Profit - CSLL, in the updated amount of R$ 1,568,352 (R$ 1,486,615 as of December 31, 2024). These proceedings concern profits generated abroad, of which: (i) R$ 1,289,971 (R$ 1,222,634 as of December 31, 2024) correspond to two legal proceedings of the subsidiary Gerdau Internacional Empreendimentos Ltda. – Grupo Gerdau. One of the proceedings is pending in the first instance, awaiting judgment on the Tax Enforcement Objections filed by the Company, and another proceeding in which the special appeal filed by the Union against the judgment that had unanimously granted the appeal filed by Gerdau to dismiss the Tax Enforcement and deny the Union’s appeal is pending; and (ii) R$ 278,381 (R$ 263,981 as of December 31, 2024) corresponds to a proceeding involving Gerdau S.A. (as successor to Gerdau Aços Especiais S.A.), in which the appeal filed by the Union against the judgment that upheld the Tax Enforcement Objections filed by the Company is pending judgment.

a.7) The subsidiary Gerdau Internacional Empreendimentos Ltda. – Grupo Gerdau, is a party in an administrative proceeding relating to Corporate Income Tax - IRPJ and Social Contribution on Net Profit - CSLL, in the updated amount of R$ 2,550,462, corresponding to a tax assessment demanding IRPJ and CSL relating to the calendar year 2021, arising from the alleged non-compliance with rules relating to taxation on a worldwide basis, and an administrative appeal has been filed which is awaiting judgment in the first administrative instance;

a.8) Gerdau S.A. (by itself and as successor to Gerdau Aços Especiais S.A.) and its subsidiaries, Gerdau Aços Longos S.A. and Gerdau Açominas S.A., are parties to administrative and judicial proceedings relating to the disallowance of the deductibility of goodwill generated under Articles 7 and 8 of Law No. 9,532/97, from the tax base for Corporate Income Tax - IRPJ and Social Contribution on Net Profit - CSLL, resulting from the corporate reorganization carried out in 2004/2005. The total updated value of the assessments amounts to R$ 8,545,810 (R$ 8,154,991 as of December 31,), of which: (i) R$ 4,971,219 (R$ 4,721,327 as of 12/31/2024) corresponds to four proceedings involving Gerdau S.A. (as successor to Gerdau Aços Especiais S.A.) and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., in the judicial collection phase, with the Companies having offered judicial guarantees, as a precautionary measure, through Surety Insurance, and initiated judicial discussions in Objections to Execution, and, in the Objections to Execution filed by Gerdau S.A. (as successor to Gerdau Aços Especiais S.A.), the Special Appeal filed by the Treasury was not admitted. National in light of the decision of the Federal Regional Court of the 4th Region, which upheld a judgment in favor of the Company, with the admissibility and judgment of the extraordinary appeal filed by the National Treasury pending; in the Execution Proceedings filed by the subsidiary Gerdau Aços Longos S.A. (as successor to Gerdau Comercial de Aços S.A.), the Federal Regional Court of the 2nd Region denied the appeals of Gerdau and the National Treasury, as well as the necessary referral, and partially admitted the Company’s Motion for Clarification and dismissed the Union’s Motion for Clarification, upholding the judgment in favor of the Company’s Tax Execution Proceedings; In the proceedings involving the subsidiary Gerdau Aços Longos S.A., currently under judgment in the Federal Regional Court of the 2nd Region, the appeal filed by the National Treasury was denied, the Company’s Motion for Clarification was partially granted, and the Union’s Motion for Clarification was not granted, thus upholding the judgment in favor of the Company. Both parties filed Special Appeals, and the Union filed Extraordinary Appeals, which are awaiting admissibility review and subsequent judgment. Furthermore, the Objections to Tax Enforcement filed by the subsidiary Gerdau Açominas S.A. are awaiting judgment in the first instance court. (ii) R$ 408,042 (R$ 384,696 as of 12/31/2024) corresponds to a judicial process of the subsidiary Gerdau Aços Longos S.A., in which a debt maintained in the administrative sphere is being discussed, with the Federal Regional Court of the 2nd Region, unanimously, denying the appeal filed by the National Treasury against the judgment that upheld the Objections to Execution and recognized the invalidity of the tax assessment, and also denying the Declaratory Appeals of both parties and the Internal Appeal of the Union, with the Special and Extraordinary Appeals of the Union and the Special Appeal of the Company pending admissibility and judgment; (iii) R$ 383,502 (R$ 360,286 as of 12/31/2024) corresponds to a judicial process of the subsidiary Gerdau Aços Longos S.A., in which the debt maintained in the administrative sphere is being discussed, whose Regional Federal Court of the 2nd Region, unanimously, granted the Company’s appeal to reform the judgment that had dismissed the Objections to the Tax Enforcement and recognized the nullity of the executive titles that supported the Tax Enforcement, with Declaratory Objections having been filed by the Union and the Company partially granted, the Company’s Special Appeal admitted and the Union’s Special Appeal not admitted, the judgment of the Union’s Appeal against the decision that did not admit its Special Appeal is pending; (iv) R$ 6,636 (R$ 6,257 as of 12/31/2024) corresponds to a process of the subsidiary Gerdau Aços Longos S.A., whose administrative discussion has ended, and which is pending in the first instance awaiting judgment in the Tax Enforcement Objections filed by the Company, currently suspended; (v) R$ 741 (R$101,719 as of 12/31/2024) corresponds to a judicial process of the subsidiary Gerdau Aços Longos S.A., in which the assessment maintained in the administrative sphere is being discussed, with a decision having been issued accepting the request for termination of the Tax Enforcement due to the approval of the request for review of the registration in active debt, made by the Company, which resulted in the total extinction of the debts due to the exclusion of fines and, consequently, of default interest and legal charges, by virtue of the provisions of § 9-A of art. 25 of Decree No. 70,235/72 in conjunction with art. 15 of Law No. 14,689/2023, the Company having filed an appeal that was granted to condemn the Union to pay attorneys’ fees, a decision that was the subject of Declaratory Appeals by both parties that were not admitted, and the admissibility judgment of the Special Appeals of both parties and the Extraordinary Appeal of the Union is pending; (vi) R$ 129,629 (R$122,116 as of 12/31/2024) corresponds to a process of Gerdau S.A. (as successor to Gerdau Aços Especiais S.A.), whose administrative discussion has ended, with Gerdau S.A. having offered an advance judicial guarantee in order to enable judicial discussion in the context of Objections to Tax Enforcement, already distributed and pending judgment in the first instance court; (vii) R$ 286,671 (R$ 266,020 as of 12/31/2024) corresponds to a judicial process of the subsidiary Gerdau Aços Longos S.A., in which the assessment maintained in the administrative sphere is being discussed in the context of Objections to Tax Enforcement filed by the Company, which was dismissed in the first instance court, and we will present the respective Appeal so that a collegiate judgment can take place within the scope of the Regional Court of the 2nd Region; (viii) R$ 176,793 (R$ 164,503 as of 12/31/2024) corresponds to a judicial process of Gerdau S.A. (as successor to Gerdau Aços Especiais S.A.), in which the assessment maintained in the administrative sphere is being discussed in the context of Objections to Tax Enforcement filed by the Company, pending judgment in the first instance court; (ix) R$ 775,120 (R$ 719,697 as of 12/31/2024) corresponds to a process involving the subsidiary Gerdau Aços Longos S.A., which, after partial granting of the Voluntary Appeal and inadmissibility of the Special Appeal of the National Treasury, is awaiting notification of the decision that inadmissible the Appeal filed by the National Treasury; (x) R$ 689,134 (R$ 637,367 as of 12/31/2024) corresponds to a process involving the subsidiary Gerdau Aços Longos S.A., pending before the Administrative Council of Tax Appeals (CARF), in which, by a casting vote, the Voluntary Appeal filed by the Company was denied on the merits, the special appeal filed by the National Treasury was admitted, and the Special Appeal filed by the subsidiary was partially admitted, with the judgment of the special appeals still pending; (xi) R$ 190,252 (R$ 177,719 as of 12/31/2024) corresponds to a process of the subsidiary Gerdau Aços Longos S.A., separated from the process mentioned in item “vi” above, and which is currently in the judicial collection phase, with the appeal filed against the judgment that dismissed the Tax Enforcement Objections filed by the Company pending judgment; and (xii) R$ 528,071 (R$ 493,284 as of 12/31/2024) correspond to a process of the subsidiary Gerdau Aços Longos S.A., separated from the process mentioned in item “vi” above, and which is under judicial discussion, with the Federal Regional Court of the 2nd Region having dismissed the appeals filed by the parties, partially accepted the Company’s Motion for Clarification and not accepting the Union’s Motion for Clarification, upholding the judgment of the Company’s Objections to Tax Enforcement.

b) Civil contingencies

b.1) On December 30, 2024, the Company and its subsidiary Gerdau Aços Longos S.A. entered into a Settlement Agreement with the Administrative Council for Economic Defense (“CADE”), without any admission of irregularity or illegality, to end the litigation concerning non-pecuniary obligations related to the two annulment actions from 2003 and 2006. Gerdau committed to paying the amount of R$ 256,099 to the Fund for the Defense of Diffuse Rights, pursuant to Law No. 14,973 of October 17, 2024. The payment was made in full and with available own resources. The Company filed a request to waive the two lawsuits. In the action filed in 2006, the settlement was approved on January 7, 2025. In the action filed in 2003, the company continues to monitor the final procedures for the approval of the decision.

b.2) The Company and its subsidiaries are parties to other demands of a civil nature that collectively have a discussion amount of approximately R$ 1,006,450 (R$ 595,649 as of December 31, 2024). For these demands, no accounting provision was recorded, since they were considered as possible losses, based on the opinion of its legal counsel.

c) Labor Contingencies

The Company and its subsidiaries are parties to other labor claims that together have an amount of approximately R$ 1,443,044 (R$ 1,400,460 as of December 31, 2024). For these claims, no accounting provision was made, since these were considered as possible losses, based on the opinion of its legal counsel.

III) Judicial deposits

The Company has judicial deposits related to tax, labor and civil lawsuits as listed below:

	2025	2024
Tax	89,046	272,783
Labor	36,149	45,040
Civil	25,698	14,737
	150,893	332,560